Cover	Oct. 20, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	Home Bancorp, Inc.
Entity Incorporation, State or Country Code	LA
Entity File Number	001-34190
Entity Tax Identification Number	71-1051785
Entity Address, Address Line One	503 Kaliste Saloom Road
Entity Address, City or Town	Lafayette
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70508
City Area Code	337
Local Phone Number	237-1960
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HBCP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001436425
Amendment Flag	false